Empiric 2500 Fund

a series of Mutual Fund Series Trust

(the “Fund”)

Class A: EMCAX Class C: EMCCX

Supplement Dated April 15, 2015

to the Statement of Additional Information Dated February 1, 2015

The information in this Supplement amends certain information contained in the currently effective Statement of Additional Information for the Fund dated February 1, 2015 and should be read in conjunction with such Statement of Additional Information.

______________________________________________________________________________

The table under the section entitled “Portfolio Transactions - Affiliated Transactions” is hereby replaced with the following:

Aggregate Commissions Paid to Empiric Distributors, Inc.
Fiscal Year Ended 2014	Fiscal Year Ended 2013	Fiscal Year Ended 2012
$298,536	$466,406	$236,478

*****

You should read this Supplement in conjunction with the Prospectus and the Statement of Additional Information, dated February 1, 2015, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-888-839-7424 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.